Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2013
Registrant Name	dei_EntityRegistrantName	Cottonwood Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001527446
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013
Hagin Keystone Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The HAGIN Keystone Market Neutral Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal period March 16, 2012 (the Fund’s inception date) to February 28, 2013, the Fund’s portfolio turnover rate was 266.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	266.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The HAGIN Keystone Market Neutral Fund (the “Fund”) follows a market neutral strategy (the “Strategy”).  The Strategy seeks to limit market risk by balancing “long” and “short” positions.  HAGIN Capital, LLC, d.b.a. HAGIN Investment Management, the Fund’s investment adviser (the “Adviser”), will buy, or take long positions in, equity securities of U.S. companies that it believes are undervalued and more likely to appreciate and, at the same time, sell short, or take short positions in, equity securities it believes are overvalued and more likely to depreciate.  A short sale is a transaction in which the Fund will sell a security it does not own in anticipation that the market price of the security or reference asset will go down.

Equity securities in which the Fund may invest include common stocks, preferred stocks and exchange traded funds (“ETFs”).  The Fund will primarily invest in stocks from the Russell 1000® Index.  The Fund is not limited to selecting stocks within a specific capitalization range, sector or industry.

By following the Strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements.  This means that the Fund is expected to have returns independent of the general stock market which would limit the Fund’s participation in a market upswing, for example.

The Fund may invest in derivatives, such as options, to a significant extent, for any purpose consistent with its investment objective such as hedging or obtaining market exposure.  The Fund may also borrow or use other leverage techniques for investment purposes.  The Fund may engage in frequent trading of portfolio securities.

In selecting investments for the Fund, the Strategy employed by the Adviser screens securities on quantifiable attributes that it believes influence future stock price performance.  Examples of such attributes include stock valuation, market sentiment, profitability, and corporate earnings quality.  The screening begins with the investment universe of the Russell 1000® Index (which includes approximately 1,000 of the largest securities based on a combination of market cap and current index membership) and from there assigns stocks as either “buy” candidates or “short” candidates according to its stock selection models.  The Adviser buys equity securities it considered to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality.  While the Adviser will rely heavily on the Strategy’s stock selection models, it does have the ability to exercise discretion and override the models when it deems appropriate.

The Adviser sells or reduces the Fund’s position in a security when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Neutral Style Risk.  During a “bull” market, when most equity securities and long-only mutual funds are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds.  This underperformance is an expected effect of on-going hedging techniques that are a core component of the Fund’s Strategy.

Short Sale Risk.  A short sale is a transaction where the Fund sells a stock it does not own.  To complete the transaction, the Fund must borrow the stock to make delivery to the buyer.  The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement.  The price at such time may be higher or lower than the price at which the stock was sold by the Fund.  If the underlying stock goes up in price during the period which the short position is outstanding, the Fund will realize a loss on the transaction.  The risk of such price increases is the principal risk of engaging in short sales.

Risks of Exchange Traded Funds. Investment in an exchange traded fund (“ETF”) carries security specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.  The Fund will incur higher and duplicative expenses when it invests in ETFs.

Borrowing Risk and Leverage Risk. Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund.  Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Additionally, to the extent the Fund is required to repay its borrowings or otherwise satisfy its leveraged positions, the Fund may be required to sell portfolio securities when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged since leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks.

 Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. Over - the - counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The use of derivatives may create leverage.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

New Fund Risk.  The Fund was recently formed.   Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.

Management Risk.  The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time and how its returns compare with a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time and how its returns compare with a broad measure of market performance.

Hagin Keystone Market Neutral Fund | Hagin Keystone Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution Fees/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	224
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,544